Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 232,302,584	$ 222,533,000	$ 278,705,264
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	221,820,412	211,750,622	265,600,173
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 10,482,172	$ 10,782,378	$ 13,105,091